CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / LOSS
Profit / (Loss) for the period	$ (435,936)	$ 63,167
Currency translation differences, arisen from translating foreign activities	(2,993)	(1,571)
Fair value gain/(loss) on investments in equity instruments designated as at FVTOCI	(16,006)	19,172
Other comprehensive loss, net of income tax	(18,999)	17,601
Total comprehensive profit / (loss) attributable to:	(454,935)	80,768
Owners of the parent	$ (454,935)	$ 80,768